Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consists of the following:

	Estimated Useful Life (in years)	June 30, 2024	December 31, 2023
Satellites and other equipment	3-5	$70,815	$68,184
Satellites under construction	Not applicable	16,653	17,506
Leasehold improvements	5-10	7,743	7,624
Other property and equipment	3-10	4,328	4,241
Total property and equipment		99,539	97,555
Less: Accumulated depreciation		(62,416)	(56,425)
Property and equipment, net		$37,123	$41,130

Information related to the Company’s property and equipment and operating lease ROU assets by geography is as follows:

	June 30, 2024	December 31, 2023
Uruguay	$33,692	$36,428
Argentina	437	807
Spain	771	861
Netherlands	4,251	5,896
Other countries	187	333
Total (1) (2) (3)	$39,338	$44,325
(1)Non-current assets include property and equipment, net and operating lease right-of-use assets.
(2)Presentation in the table is based on the geographic location of the entity that holds the assets.
(3)We do not have any non-current assets in the country of incorporation of the holding company.